UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21287

John Hancock Preferred Income Fund III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Preferred Income Fund III

Semiannual Report
1.31.11

Ticker | **HPS**

Portfolio summary

Top 10 Holdings[1]

Nexen, Inc., 7.350%	4.9%	Morgan Stanley Capital
		Trust IV, 6.250%	2.4%
Viacom, Inc., 6.850%	3.7%
		Wachovia Preferred Funding Corp.,
MetLife, Inc., Series B, 6.500%	3.0%	Series A, 7.250%	2.3%

PPL Energy Supply, LLC, 7.000%	2.6%	United States Cellular Corp., 7.500%	2.2%

SCANA Corp., 7.700%	2.6%	ING Groep NV, 7.200%	2.1%

FPC Capital I, Series A, 7.100%	2.5%

Sector Composition[2,3]

Financials	55%	Telecommunication Services	5%

Utilities	23%	Consumer Staples	2%

Energy	7%	Short-Term Investments	2%

Consumer Discretionary	6%

Country Composition[2]

United States	81%

United Kingdom	5%

Netherlands	5%

Canada	5%

Switzerland	1%

Other	3%

1 As a percentage of the Fund’s total investments on 1-31-11. Cash and cash equivalents are not included in Top 10 Holdings.

2 As a percentage of the Fund’s total investments on 1-31-11.

3 Investments focused in one sector may fluctuate more widely than investments diversified across sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.

6	Preferred Income Fund III | Semiannual report

Fund’s investments

As of 1-31-11 (unaudited)

	Shares	Value
Preferred Securities (a) 139.57%		$762,064,484

(Cost $803,141,138)

Consumer Discretionary 9.69%		52,898,472

Media 9.69%

CBS Corp., 6.750%	20,700	520,605

Comcast Corp., 6.625% (Z)	130,000	3,311,100

Comcast Corp., 7.000% (Z)	114,900	2,900,076

Comcast Corp., Series B, 7.000% (L)(Z)	609,556	15,604,634

Viacom, Inc., 6.850% (L)(Z)	1,196,635	30,562,057

Consumer Staples 3.00%		16,362,830

Food & Staples Retailing 1.94%

Ocean Spray Cranberries, Inc., Series A,
6.250% (S)(Z)	135,000	10,563,750

Food Products 1.06%

Archer-Daniels-Midland Company, 6.250%	139,000	5,799,080

Energy 8.37%		45,720,217

Oil, Gas & Consumable Fuels 8.37%

Apache Corp., Series D, 6.000%	87,800	5,745,632

Nexen, Inc., 7.350% (Z)	1,590,079	39,974,585

Financials 79.69%		435,131,996

Capital Markets 9.44%

Credit Suisse Guernsey, 7.900% (Z)	423,000	11,268,720

Goldman Sachs Group, Inc., 6.125% (Z)	449,600	10,880,320

Goldman Sachs Group, Inc., Series B, 6.200%	57,000	1,366,860

Lehman Brothers Holdings Capital Trust III,
Series K, 6.375% (I)	808,400	20,210

Lehman Brothers Holdings, Inc., Depositary
Shares, Series D, 5.670% (I)	142,601	1,996

Morgan Stanley Capital Trust III, 6.250%	170,000	3,957,600

Morgan Stanley Capital Trust IV, 6.250% (L)(Z)	846,500	19,630,335

Morgan Stanley Capital Trust V, 5.750%	158,000	3,635,580

Morgan Stanley Capital Trust VII, 6.600%	33,100	796,055

Commercial Banks 16.38%

Barclays Bank PLC, Series 3, 7.100% (Z)	379,900	9,326,545

Barclays Bank PLC, Series 5, 8.125% (Z)	515,000	13,281,850

HSBC Holdings PLC, 8.000% (L)(Z)	60,900	1,648,563

See notes to financial statements	Semiannual report | Preferred Income Fund III	7

	Shares	Value
Commercial Banks (continued)

Royal Bank of Scotland Group PLC, Series L,
5.750% (L)(Z)	955,000	$16,951,250

Santander Finance Preferred SA Unipersonal,
Series 10, 10.500%	313,500	8,771,730

Santander Holdings USA, Inc., Series C,
7.300% (Z)	479,910	12,002,549

USB Capital VIII, Series 1, 6.350% (Z)	502,800	12,570,000

USB Capital XI, 6.600% (L)(Z)	107,000	2,713,520

Wells Fargo & Company, 8.000% (Z)	371,900	10,193,779

Wells Fargo Capital Trust IV, 7.000% (Z)	77,800	1,973,786

Consumer Finance 4.35%

HSBC Finance Corp., 6.875% (Z)	576,118	14,437,517

HSBC Finance Corp., Depositary Shares,
Series B, 6.360% (Z)	270,000	6,301,800

SLM Corp., 6.000% (Z)	55,040	1,129,421

SLM Corp., Series A, 6.970% (Z)	44,899	1,855,676

Diversified Financial Services 27.84%

BAC Capital Trust II, 7.000% (Z)	94,600	2,347,026

Bank of America Corp., Series MER, 8.625%	19,200	505,344

Citigroup Capital X, 6.100% (Z)	741,300	16,627,359

Citigroup Capital XIII (7.875% to 10-30-15,
then 3 month LIBOR + 6.370%)	24,600	657,558

Deutsche Bank Capital Funding Trust VIII,
6.375% (Z)	40,000	888,000

Deutsche Bank Capital Funding Trust X,
7.350% (Z)	243,300	6,116,562

Deutsche Bank Contingent Capital Trust II,
6.550% (Z)	381,200	8,763,788

Deutsche Bank Contingent Capital Trust III,
7.600% (Z)	311,000	7,986,480

General Electric Capital Corp., 6.000% (Z)	97,300	2,463,636

General Electric Capital Corp., 6.050% (Z)	60,000	1,539,600

General Electric Capital Corp., 6.625%	35,000	899,150

ING Groep NV, 7.050% (Z)	598,970	13,476,825

ING Groep NV, 7.200% (L)(Z)	765,000	17,579,700

JPMorgan Chase & Company, 8.625% (Z)	395,000	10,779,550

JPMorgan Chase Capital XXIX, 6.700% (Z)	455,000	11,570,650

Merrill Lynch Preferred Capital Trust III,
7.000% (Z)	457,017	11,078,092

Merrill Lynch Preferred Capital Trust IV,
7.120% (Z)	380,700	9,300,501

Merrill Lynch Preferred Capital Trust V,
7.280% (Z)	410,000	10,168,000

RBS Capital Funding Trust V, 5.900% (Z)	742,366	10,029,365

RBS Capital Funding Trust VI, 6.250% (Z)	340,000	4,726,000

Repsol International Capital Ltd., Series A 7.450%	179,000	4,505,430

Insurance 13.98%

AEGON NV, 6.375% (Z)	245,000	5,277,300

AEGON NV, 6.500% (Z)	215,000	4,628,950

American Financial Group, Inc., 7.000%	464,600	11,522,080

8	Preferred Income Fund III | Semiannual report	See notes to financial statements

	Shares	Value
Insurance (continued)

MetLife, Inc., Series B, 6.500% (L)(Z)	993,000	$24,616,470

Phoenix Companies, Inc., 7.450% (Z)	600,549	11,596,601

PLC Capital Trust IV, 7.250% (Z)	337,035	8,398,912

PLC Capital Trust V, 6.125% (Z)	185,950	4,276,850

Prudential PLC, 6.500% (Z)	129,638	3,147,611

RenaissanceRe Holdings Ltd., Series C,
6.080% (Z)	122,300	2,854,482

Real Estate Investment Trusts 7.68%

Duke Realty Corp., Depositary Shares, Series J,
6.625% (Z)	638,100	14,759,253

Duke Realty Corp., Depositary Shares, Series K,
6.500% (Z)	151,600	3,480,736

Duke Realty Corp., Depositary Shares, Series L,
6.600% (Z)	118,500	2,738,535

Public Storage, 6.500% (L)(Z)	83,750	2,097,938

Wachovia Preferred Funding Corp., Series A,
7.250% (L)(Z)	740,000	18,884,800

Thrifts & Mortgage Finance 0.02%

Federal National Mortgage Association,
Series S, 7.750% (I)	80,000	127,200

Telecommunication Services 6.71%		36,656,283

Wireless Telecommunication Services 6.71%

Telephone & Data Systems, Inc., 6.875%	375,000	9,258,750

Telephone & Data Systems, Inc., Series A, 7.600%	355,240	8,980,467

United States Cellular Corp., 7.500% (L)(Z)	729,100	18,417,066

Utilities 32.11%		175,294,686

Electric Utilities 18.06%

Entergy Arkansas, Inc., 5.750%	105,100	2,630,653

Entergy Louisiana LLC, 5.875%	309,200	7,757,828

Entergy Louisiana LLC, 6.000%	240,600	6,142,518

Entergy Mississippi, Inc., 6.200%	148,000	3,848,000

Entergy Texas, Inc., 7.875%	71,986	2,066,718

FPC Capital I, Series A, 7.100% (L)(Z)	812,500	20,775,625

FPL Group Capital Trust I, 5.875% (Z)	290,900	7,272,500

HECO Capital Trust III, 6.500% (Z)	228,100	5,750,401

Nextera Energy Capital Holdings, Inc.,
7.450% (Z)	20,000	520,800

PPL Corp., 9.500%	93,000	5,049,900

PPL Electric Utilities Corp., Depositary Shares,
6.250% (Z)	189,000	4,696,650

PPL Energy Supply, LLC, 7.000% (Z)	846,450	21,432,114

Southern California Edison Company,
6.125% (Z)	20,000	1,958,750

Southern California Edison Company, Series C,
6.000% (Z)	50,000	4,734,375

Westar Energy, Inc., 6.100% (Z)	154,500	3,936,660

See notes to financial statements	Semiannual report | Preferred Income Fund III	9

			Shares	Value
Independent Power Producers & Energy Traders 0.80%

Constellation Energy Group, Inc., Series A,
8.625% (Z)			163,200	$4,365,600

Multi-Utilities 13.25%

BGE Capital Trust II, 6.200% (Z)			709,050	17,556,078

Consolidated Edison Companies of NY, Inc.,
Series A, 5.000% (Z)			21,100	1,921,366

Dominion Resources, Inc., Series A, 8.375% (Z)			249,900	7,167,132

DTE Energy Trust I, 7.800% (Z)			236,000	6,348,400

DTE Energy Trust II, 7.500% (Z)			59,400	1,551,528

Interstate Power & Light Company, Series B,
8.375% (Z)			237,290	6,786,494

Interstate Power & Light Company, Series C,
7.100% (Z)			383,100	10,098,516

SCANA Corp., 7.700% (Z)			756,000	20,926,080

		Maturity
	Rate (%)	date	Par value	Value
Capital Preferred Securities (b) 2.68%				$14,636,440

(Cost $16,469,832)

Financials 1.52%				8,280,000

Commercial Banks 1.52%

CA Preferred Funding Trust	7.000	01-29-49	$9,000,000	8,280,000

Utilities 1.16%				6,356,440

Multi-Utilities 1.16%

Dominion Resources Capital Trust I (Z)	7.830	12-01-27	6,364,000	6,356,440

			Shares	Value
Common Stocks 2.10%				$11,454,897

(Cost $9,873,873)

Telecommunication Services 1.03%				5,593,737

Diversified Telecommunication Services 1.03%

AT&T, Inc.			25,000	688,000

Frontier Communications Corp.			30,004	275,137

Verizon Communications, Inc.			130,000	4,630,600

Utilities 1.07%				5,861,160

Electric Utilities 1.07%

FirstEnergy Corp. (Z)			85,000	3,325,200

UIL Holdings Corp. (L)(Z)			84,000	2,535,960

10	Preferred Income Fund III | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 2.83%				$15,450,858

(Cost $16,043,892)

Energy 2.22%				12,126,000

Oil, Gas & Consumable Fuels 2.22%

Southern Union Company (7.200% to 11-1-11,
then 3-month LIBOR + 3.018%) (L)(Z)	7.200	11-01-66	$12,900,000	12,126,000

Utilities 0.61%				3,324,858

Electric Utilities 0.61%

Kentucky Power Company, Series D (Z)	5.625	12-01-32	3,565,000	3,324,858

		Maturity
	Yield (%)*	date	Par value	Value
Short-Term Investments 2.78%				$15,200,000

(Cost $15,200,000)

Short-Term Securities 2.78%				15,200,000
Federal Home Loan Bank Discount Notes	0.100	02-01-11	$15,200,000	15,200,000

Total investments (Cost $860,728,735)† 149.96%				$818,806,679

Other assets and liabilities, net (49.96%)			($272,797,188)

Total net assets 100.00%				$546,009,491

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(a) Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.

(b) Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 1-31-11. Total value of securities on loan at 1-31-11 was $192,444,372 (Note 8).

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 1-31-11 was $631,681,240 (Note 8).

* Yield represents the annualized yield at the date of purchase.

† At 1-31-11, the aggregate cost of investment securities for federal income tax purposes was $860,831,729. Net unrealized depreciation aggregated $42,025,050, of which $28,381,968 related to appreciated investment securities and $70,407,018 related to depreciated investment securities.

The portfolio had the following country concentration as a percentage of total investments on 1-31-11:
United States	81%
United Kingdom	5%
Netherlands	5%
Canada	5%
Switzerland	1%
Other	3%

See notes to financial statements	Semiannual report | Preferred Income Fund III	11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 1-31-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $860,728,735)	$818,806,679
Cash	21,911
Dividends and interest receivable	2,238,251
Other receivables and prepaid expenses	57,099

Total assets	821,123,940

Liabilities

Committed facility agreement payable (Note 8)	274,300,000
Payable for investments purchased	534,458
Interest payable (Note 8)	35,283
Payable to affiliates
Accounting and legal services fees	13,437
Trustees’ fees	39,192
Other liabilities and accrued expenses	192,079

Total liabilities	275,114,449

Net assets

Capital paid-in	$738,275,196
Undistributed net investment income	1,472,118
Accumulated net realized loss on investments and swap agreements	(151,815,767)
Net unrealized appreciation (depreciation) on investments	(41,922,056)

Net assets	$546,009,491

Net asset value per share

Based on 31,451,955 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$17.36

12	Preferred Income Fund III | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 1-31-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$27,009,845
Interest	1,195,216

Total investment income	28,205,061

Expenses

Investment management fees (Note 5)	3,104,880
Accounting and legal services fees (Note 5)	41,462
Transfer agent fees (Note 5)	13,478
Trustees’ fees (Notes 5 and 10)	123,874
Printing and postage	54,770
Professional fees (Note 10)	722,724
Custodian fees	28,554
Interest expense (Note 8)	1,620,288
Stock exchange listing fees	14,061
Other	23,189

Total expenses	5,747,280
Less expense reductions (Note 5)	(206,992)

Net expenses	5,540,288

Net investment income	22,664,773

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	855,370
Swap contracts (Note 3)	(4,158,617)
(3,303,247)
Change in net unrealized appreciation (depreciation) of
Investments	13,426,872
Swap contracts (Note 3)	4,056,702
17,483,574
Net realized and unrealized gain	14,180,327

Increase in net assets from operations	$36,845,100

See notes to financial statements	Semiannual report | Preferred Income Fund III	13

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	1-31-11	ended
	(unaudited)	7-31-10
Increase (decrease) in net assets

From operations
Net investment income	$22,664,773	$46,700,376
Net realized loss	(3,303,247)	(16,692,043)
Change in net unrealized appreciation (depreciation)	17,483,574	100,865,762

Increase in net assets resulting from operations	36,845,100	130,874,095

Distributions to shareholders
From net investment income	(21,173,456)[1]	(38,123,984)
From tax return of capital	—	(4,204,333)

Total distributions	(21,173,456)	(42,328,317)

From Fund share transactions (Note 6)	—	231,623

Total increase	15,671,644	88,777,401

Net assets

Beginning of period	530,337,847	441,560,446

End of period	$546,009,491	$530,337,847

Undistributed (accumulated distribution in excess of) net
investment income	$1,472,118	($19,199)

1A portion of the distributions may be deemed a tax return of capital at year-end.

14	Preferred Income Fund III | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of cash flows 1-31-11 (unaudited)

This Statement of Cash Flows shows cash flow from operating and financing activities for the period stated.

For the
six-month
period ended
1-31-11
Cash flows from operating activities

Net increase in net assets from operations	$36,845,100
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(86,456,243)
Long-term investments sold	58,143,712
Decrease in short-term investments	15,997,973
Net amortization of premium (discount)	6,382
Decrease in dividends and interest receivable	23,423
Increase in payable for investments purchased	326,080
Decrease in receivable for investments sold	3,001,017
Increase in other receivables and prepaid expenses	(15,121)
Decrease in unrealized depreciation of swap contracts	(4,056,702)
Increase in payable to affiliates	22,930
Increase in interest payable	8,290
Decrease in due to custodian	(9,833)
Decrease in other liabilities and accrued expenses	(59,399)
Net change in unrealized (appreciation) depreciation on investments	(13,426,872)
Net realized gain on investments	(855,370)

Net cash provided by operating activities	$9,495,367

Cash flows from financing activities
Borrowings from committed facility agreement payable	11,700,000
Distributions to shareholders	(21,173,456)

Net cash used in financing activities	($9,473,456)

Net increase in cash	$21,911

Cash at beginning of period	—

Cash at end of period	$21,911

Supplemental disclosure of cash flow information

Cash paid for interest	$1,611,998

See notes to financial statements	Semiannual report | Preferred Income Fund III	15

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES
Period ended	1-31-11[1]	7-31-10	7-31-09	7-31-08[2]	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning
of period	$16.86	$14.05	$17.29	$19.75	$23.39	$22.17	$23.95
Net investment income[3]	0.72	1.49	1.46	0.27	2.06	2.07	2.16
Net realized and unrealized
gain (loss) on investments	0.45	2.67	(3.21)	(2.47)	(3.39)	1.36	(1.70)
Distributions to Auction
Preferred Shares (APS)	—	—	—	—	(0.53)	(0.56)	(0.44)
Total from
investment operations	1.17	4.16	(1.75)	(2.20)	(1.86)	2.87	0.02
Less distributions to
common shareholders
From net investment income	(0.67)[15]	(1.22)	(1.44)	(0.26)	(1.58)	(1.58)	(1.70)
From net realized gain	—	—	—	—	(0.20)	(0.07)	(0.10)
From tax return of capital	—	(0.13)	(0.05)	—	—	—	—
Total distributions	(0.67)	(1.35)	(1.49)	(0.26)	(1.78)	(1.65)	(1.80)

Net asset value, end
of period	$17.36	$16.86	$14.05	$17.29	$19.75	$23.39	$22.17
Per share market value,
end of period	$15.98	$16.89	$13.18	$16.10	$18.82	$22.64	$19.70
Total return at net asset
value (%)[4,5]	7.14[6]	31.26	(7.30)	(11.04)[6]	(7.52)	13.65	0.85
Total return at market
value (%)[4]	(1.55)[6]	40.17	(6.62)	(13.07)[6]	(8.96)	23.79	(3.41)

Ratios and supplemental data

Net assets applicable to
common shares, end of
period (in millions)	$546	$530	$442	$541	$618	$732	$693
Ratios (as a percentage of
average net assets):
Expenses before
reductions (excluding
interest expense)	1.37[16]	1.28	1.36	1.36[7]	1.41	1.34	1.34
Interest expense (Note 8)	0.59[7]	0.64	1.24	1.73[7]	0.04	—	—
Expenses before
reductions (including
interest expense)	1.96[16]	1.92	2.60	3.09[7]	1.45[8]	1.34[8]	1.34[8]
Expenses net of fee
waivers (excluding
interest expense)	1.30[16]	1.14	1.14	1.11[7]	1.10	1.05	1.04
Expenses net of fee
waivers (including
interest expense)	1.89[16]	1.78	2.38	2.84[7]	1.10[9]	1.05[9]	1.04[9]
Net investment income	8.32[7,16]	9.70	12.52	9.36[7]	9.98[10]	8.91[10]	9.22[10]
Portfolio turnover (%)	7	14	18	2	9	14	16

16	Preferred Income Fund III | Semiannual report	See notes to financial statements

Period ended	1-31-11[1]	7-31-10	7-31-09	7-31-08[2]	5-31-08	5-31-07	5-31-06

Senior securities

Total value of APS
outstanding (in millions)	—	—	—	—	—[12]	$350	$350
Involuntary liquidation
preference per unit
(in thousands)	—	—	—	—	—	25	25
Average market value per
unit (in thousands)	—	—	—	—	—	25	25
Asset coverage per unit[11]	—	—	—	—	—	$76,917	$74,123
Total debt outstanding end
of year (in millions) (Note 8)	$274	$263	$214	$253	$296	—	—
Asset coverage per $1,000
of APS[13]	—	—	—	—	—	$3,090	$2,981
Asset coverage per $1,000
of debt[14]	$2,991	$3,019	$3,068	$3,138	$3,087	—	—

1 Semiannual period from 8-1-10 to 1-31-11. Unaudited.
2 For the two month period ended 7-31-08.
3 Based on the average daily shares outstanding.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.
6 Not annualized.
7 Annualized.
8 Ratios calculated on the basis of gross expenses relative to the average net assets of common shares that does not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized ratio of expenses would have been 0.94%, 0.91% and 0.91% for the years ended 5-31-08, 5-31-07 and 5-31-06, respectively.
9 Ratios calculated on the basis of net expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratios of expenses would have been 0.74%, 0.71% and 0.71% for the years ended 5-31-08, 5-31-07 and 5-31-06, respectively.
10 Ratios calculated on the basis of net investment income relative to the average net assets of common shares.
Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 6.44%,
6.49% and 6.24%, for the years ended 5-31-08, 5-31-07 and 5-31-06, respectively.
11 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.
12 In May 2008, the Fund entered into a Committed Facility Agreement with a third-party financial institution in order to redeem the APS. The redemption of all APS was completed on 5-28-08.
13 Asset coverage equals the total net assets plus APS divided by the APS of the Fund outstanding at period end.
14 Asset coverage equals the total net assets plus borrowings divided by the borrowings of the Fund outstanding at period end (Note 8).
15 A portion of the distributions may be deemed a tax return of capital at year-end.
16 All expenses have been annualized except litigation fees, which were 0.13% of average net assets and are non-recurring. This expense decreased the net investment income by $0.02 and the net investment income ratio by 0.13%.

See notes to financial statements	Semiannual report | Preferred Income Fund III	17

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Preferred Income Fund III (the Fund) is a closed-end diversified management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund began operations June 19, 2003.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18	Preferred Income Fund III | Semiannual report

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2011, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 1-31-11	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Preferred Securities
Consumer Discretionary	$52,898,472	$52,898,472	—	—
Consumer Staples	16,362,830	5,799,080	$10,563,750	—
Energy	45,720,217	45,720,217	—	—
Financials	435,131,996	435,131,996	—	—
Telecommunication
Services	36,656,283	36,656,283	—	—
Utilities	175,294,686	168,601,561	6,693,125	—
Capital Preferred Securities
Financials	8,280,000	—	8,280,000	—
Utilities	6,356,440	—	6,356,440	—
Common Stocks
Telecommunication
Services	5,593,737	5,593,737	—	—
Utilities	5,861,160	5,861,160	—	—
Corporate Bonds
Energy	$12,126,000	—	$12,126,000	—
Utilities	3,324,858	—	3,324,858	—
Short-Term Investments	15,200,000	—	15,200,000	—

Total Investments in
Securities	$818,806,679	$756,262,506	$62,544,173	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six-month period ended January 31, 2011, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value

Semiannual report | Preferred Income Fund III	19

non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Overdrafts. Pursuant to the custodian agreement, the Fund’s custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $140,704,435 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of July 31, 2010:

CAPITAL LOSS CARRYFORWARD EXPIRING AT JULY 31
2015	2016	2017	2018

$1,316,265	$33,029,968	$41,629,449	$64,728,753

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of July 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

20	Preferred Income Fund III | Semiannual report

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends monthly and capital gain distributions, if any, annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital. The final determination of tax characteristics of the Fund’s distribution will occur at the end of the year, at which time it will be reported to shareholders. A portion of the distribution may be deemed a tax return of capital at year-end.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to derivative transactions, real estate investment trusts and defaulted securities.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts on a periodic basis. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

There were no open interest rate swap contracts at January 31, 2011.

Semiannual report | Preferred Income Fund III	21

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended January 31, 2011:

	STATEMENT OF OPERATIONS	SWAP
RISK	LOCATION	CONTRACTS

Interest rate contracts	Net realized loss	($4,158,617)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six month period ended January 31, 2011:

	STATEMENT OF OPERATIONS	SWAP
RISK	LOCATION	CONTRACTS

Interest rate contracts	Change in unrealized appreciation	$4,056,702
	(depreciation)

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. The Adviser is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to 0.75% of the Fund’s average daily managed assets including any assets attributable to the Committed Facility Agreement (see Note 8) (collectively, managed assets). The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly, MFC Global Investment Management (U.S.), LLC), an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

At inception of the Fund, the Adviser contractually agreed to waive a portion of its advisory fee. The Adviser agreed that, until the fifth anniversary of the investment advisory agreement, the Adviser would limit its advisory fee to 0.55% of average daily managed assets, in the sixth year to 0.60% of average daily managed assets, in the seventh year to 0.65% of average daily managed assets, and in the eighth year to 0.70% of average daily managed assets. After the eighth year, the Adviser would no longer waive a portion of its advisory fee. Effective June 18, 2011, the limitation will expire. Accordingly, the expense reductions for the six-month period ended January 31, 2011 amounted to $206,992.

The investment management fees incurred for the six months ended January 31, 2011 were equivalent to an annual effective rate of 0.70% of the Fund’s average daily managed assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to

22	Preferred Income Fund III | Semiannual report

shareholders and regulatory reports, among other services. These accounting and legal service fees incurred for the six months ended January 31, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily managed assets.

Trustees expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

The Fund is authorized to issue an unlimited number of common shares with no par value. There were no share transactions for the six months ended January 31, 2011. The number of Fund shares issued pursuant to the Fund’s Dividend Reinvestment Plan during the year ended July 31, 2010, along with the corresponding dollar value were 13,738 and $231,623, respectively.

Note 7 — Leverage risk

The Fund utilizes a Committed Facility Agreement (CFA) to increase its assets available for investment. When the Fund leverages its assets, common shareholders bear the fees associated with the facility and have the potential to benefit or be disadvantaged from the use of leverage. The Adviser’s fee is also increased in dollar terms from the use of leverage. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets. Leverage creates risks that may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the interest rate paid for the use of the credit facility

• increased operating costs, which may reduce the Fund’s total return

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

• the Fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

Note 8 — Committed Facility Agreement

The Fund has entered into a CFA with a subsidiary of BNP Paribas (BNP) that allows it to borrow up to $296 million and to invest the borrowings in accordance with its investment practices. Borrowings under the CFA are secured by the assets of the Fund as disclosed in the Fund’s investments. Interest charged is at the rate of one month LIBOR (reset daily) plus 0.85%. The Fund also pays a commitment fee of 0.60% per annum on the unused portion of the facility. Commitment fee for the six months ended January 31, 2011 totaled $70,699 and is included in the interest expense in the Statement of Operations. As of January 31, 2011, the Fund had borrowings

Semiannual report | Preferred Income Fund III	23

of $274,300,000 at an interest rate of 1.1100% which are reflected on the Statement of Asset and Liabilities. During the six months ended January 31, 2011, the average borrowing under the CFA and the effective average interest rate were $272,955,978 and 1.1775%, respectively.

The Fund may terminate the CFA with 270 days’ notice and, if the Board of Trustees determines that the elimination of all indebtedness leveraging the Fund’s investments is in the best interests of the Fund’s shareholders, the Fund may terminate the agreement with 60 days’ notice. In addition, if certain asset coverage and collateral requirements, minimum net assets or other covenants are not met, the CFA could be deemed in default and result in termination.

The Fund has an agreement with BNP that allows BNP to borrow a portion of the pledged collateral (Lent Securities) in an amount not to exceed the lesser of: (i) outstanding borrowings owed by the Fund to BNP and (ii) thirty three and one third percent of the Fund’s total assets. The Fund can designate any security within the pledged collateral as ineligible to be a Lent Security and can recall any of the Lent Securities. The Fund also has the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the current borrowings under the CFA in the event that BNP fails to timely return the Lent Securities and in certain other circumstances. Income earned from Lent Securities is recorded as a component of interest income on the Statement of Operations. During the six months ended January 31, 2011, the Fund recorded $38,959 in income on Lent Securities.

Note 9 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $86,456,243 and $58,143,712, respectively, for the six months ended January 31, 2011.

Note 10 — Other matters

In May 2010, the Fund received a demand letter from a law firm on behalf of a purported holder of common shares of the Fund relating to the redemption of the auction preferred shares (“APS”). On August 24, 2010, a shareholder derivative complaint was filed in the Superior Court of The Commonwealth of Massachusetts, Suffolk County, by the same law firm on behalf of the purported shareholder against the Fund’s adviser John Hancock Advisers, LLC (the “Adviser”), the Adviser’s parent company, Manulife Financial Corporation, and certain individuals. On August 30, 2010, a substantially similar derivative complaint was filed in the Superior Court of The Commonwealth of Massachusetts, Suffolk County, on behalf of a purported shareholder of John Hancock Tax-Advantaged Dividend Income Fund, a closed-end fund advised by the Adviser. The complaints sought awards of unspecified monetary damages for alleged losses and certain other relief. In July 2010, John Hancock Premium Dividend Fund received a demand letter from the same law firm substantially similar to that noted above.

A Joint Motion To Dismiss With Prejudice was filed on February 28, 2011 in the Business Litigation Session of the Superior Court of The Commonwealth of Massachusetts, Suffolk County. On March 1, 2011, the Court granted the Motion to Dismiss with Prejudice.

For the six months ended January 31, 2011, the results of operations include non-recurring legal fees and expenses of approximately $686,000 related to the matter, which are included in Professional fees on the Statement of Operations. Subsequent to January 31, 2011, the Fund received notification of partial reimbursement from its insurance provider. On February 18, 2011, the Fund recorded insurance proceeds of approximately $456,000. The Fund continues to have outstanding claims with its insurance provider for portions of legal fees and expenses related to the matter. In addition, for the six month period ended January 31, 2011, the Fund incurred additional Trustees’ fees related to the matter.

24	Preferred Income Fund III | Semiannual report

Additional information

Unaudited

Investment objective and policy

The Fund’s primary investment objective is to provide a high level of current income, consistent with preservation of capital. The Fund’s secondary investment objective is to provide growth of capital to the extent consistent with its primary investment objective. The Fund seeks to achieve its objectives by investing in securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus borrowings for investment purposes) in preferred stocks and other preferred securities, including convertible preferred securities. In addition, the Fund will invest 25% or more of its total assets in the industries comprising the utilities sector, and at least 80% of its total assets in preferred securities and other fixed-income securities which are rated investment grade or higher by Moody’s or Standard & Poor’s at the time of investment or in unrated securities determined by the Adviser to be of comparable credit quality.

Effective March 9, 2011, the Board of Trustees amended the Fund’s investment policy regarding the use of reverse repurchase agreement transactions. The new policy provides the following:

Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreement transactions to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), and related guidance of the Securities and Exchange Commission (the “SEC”) and its staff. The Fund intends to use reverse repurchase agreements to obtain investment leverage either alone and/or in combination with other forms of investment leverage. The Fund may also use reverse repurchase agreement transactions for temporary or emergency purposes. In a reverse repurchase agreement transaction, the Fund temporarily transfers possession of a portfolio instrument to another party in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Subsequent to entering into a reverse repurchase agreement transaction, the value of the portfolio securities transferred may substantially exceed the purchase price received by the Fund under the reverse repurchase agreement transaction and, during the life of the reverse repurchase agreement transaction, the Fund may be required to transfer additional securities if the market value of those securities initially transferred declines. In engaging in a reverse repurchase transaction, the Fund may transfer (“sell”) any of its portfolio securities to a broker-dealer, bank or another financial institution counterparty as determined by the Adviser to be appropriate. In accordance with guidance from the SEC and its staff from time to time in effect, the Fund will earmark or segregate liquid assets equal to repayment obligations under the reverse repurchase agreements.

Reverse Repurchase Agreement Risks. Reverse repurchase agreement transactions involve the risk that the market value of the securities that the Fund is obligated to repurchase under such agreements may decline below the repurchase price. Any fluctuations in the market value of either the securities transferred to the other party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets, thereby potentially increasing fluctuations in the market value of the Fund’s assets. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of proceeds received under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreement transactions are techniques involving leverage, and accordingly, segregation requirements apply. To the extent that the amount of cash and liquid securities required to be segregated increases, the Fund may be required to sell portfolio securities at prices that may be disadvantageous to the Fund. For additional information regarding leverage risk, see Note 7 to the financial statements.

Semiannual report | Preferred Income Fund III	25

Dividends and distributions

During the six-month period ended January 31, 2011, dividends from net investment income totaling $0.6732 per share were paid to shareholders. The dates of payments and amounts per share are as follows:

INCOME
PAYMENT DATE	DIVIDEND[1]

August 31, 2010	$0.1122
September 30, 2010	0.1122
October 29, 2010	0.1122
November 30, 2010	0.1122
December 31, 2010	0.1122
January 31, 2011	0.1122
Total	$0.6732

1A portion of the distribution may be deemed a tax return of capital at year-end.

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Each shareholder will automatically have all distributions of dividends and capital gains reinvested by Mellon Bank, N.A., as Plan Agent (the Plan Agent), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to or exceeds their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant’s account will be the average cost, including brokerage commissions, of any shares purchased on the open market, plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

26	Preferred Income Fund III | Semiannual report

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.bnymellon.com/shareowner/isd. Such withdrawal will be effective immediately if received prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates.

When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder’s account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders’ meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be: (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and (2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended after at least 90 days’ written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 358015, Pittsburgh, PA 15252-8015 (Telephone: 1-800-852-0218).

The Fund’s Board of Trustees has approved changes to the Plan. When these changes become effective: (a) participating shareholders must hold at least one full share of the Fund; (b) shareholders terminating their participation in the Plan will not be entitled to receive share certificates; (c) shareholders will be able to acquire additional shares of the Fund other than through dividend reinvestment; and (d) shareholders will be able to have all their Fund shares held in safekeeping with the Plan Agent. The Fund expects to notify shareholders in writing about these changes in greater detail on or about April 1, 2011. These changes will become effective 90 days after this notice is delivered to the Fund’s shareholders.

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Semiannual report | Preferred Income Fund III	27

Shareholder meeting

The Fund held its Annual Meeting of Shareholders on January 21, 2011. The following proposal was considered by the shareholders:

Proposal: Election of three (3) Trustees to serve for a three-year term ending at the Annual Meeting of Shareholders in 2014. The votes cast with respect to each Trustee are set forth below.

THE PROPOSAL PASSED ON JANUARY 21, 2011.

	TOTAL VOTES FOR	TOTAL VOTES WITHHELD
	THE NOMINEE	FROM THE NOMINEE

James F. Carlin	27,589,523	741,640
William H. Cunningham	27,598,793	732,370
Gregory A. Russo	27,624,662	706,501

The following eight Trustees were not up for election and remain in office: Deborah C. Jackson, Charles L. Ladner, Stanley Martin, Patti McGill Peterson, Hugh McHaffie, John A. Moore, Steven R. Pruchansky and John G. Vrysen.

28	Preferred Income Fund III | Semiannual report

More information

Trustees	Officers	Investment adviser
Steven R. Pruchansky,	Keith F. Hartstein	John Hancock Advisers, LLC
Chairperson	President and
James F. Carlin	Chief Executive Officer	Subadviser
William H. Cunningham		John Hancock Asset
Deborah C. Jackson*	Andrew G. Arnott	Management (formerly
Charles L. Ladner*	Senior Vice President	MFC Global Investment
Stanley Martin*	and Chief Operating Officer	Management (U.S.), LLC)
Hugh McHaffie
Dr. John A. Moore	Thomas M. Kinzler	Custodian
Patti McGill Peterson*	Secretary and Chief Legal Officer	State Street Bank and
Gregory A. Russo		Trust Company
John G. Vrysen	Francis V. Knox, Jr.
	Chief Compliance Officer	Transfer agent
*Member of the		Mellon Investor Services
Audit Committee	Charles A. Rizzo
	Chief Financial Officer	Legal counsel
K&L Gates LLP
Salvatore Schiavone
	Treasurer	Stock symbol
Listed New York Stock
Exchange: HPS

For shareholder assistance refer to page 27

You can also contact us:
	1-800-852-0218	Regular mail:
	jhfunds.com	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Semiannual report | Preferred Income Fund III	29

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P12SA 1/11
3/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund III

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: March 18, 2011

By: /s/ Charles A Rizzo
Charles A Rizzo
Chief Financial Officer

Date: March 18, 2011